Stockholders' Equity (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Management Stock Options
Stock options issued	823,757
Stock options exercise price	$ 0.573
Risk free interest rate	2.23%
Weighted average expected terms	5-7 years
Expected volatility	45.85%
Fair value assumption share price	$ 0.383
Convertible Promissory Note
Stock issued upon conversion of notes payable	329,502
Transition Partners Limited
Stock options and warrants vesting period	All are fully vested as of December 31, 2012
Stock warrants granted	123,563
Stock warrants granted exercise price	0.57
Stock options and warrants granted expiration date	Jul. 31, 2015
Revolving Line of Credit
Stock options and warrants vesting period	All are fully vested as of December 31, 2012
Stock warrants granted		33,401
Stock warrants granted exercise price		0.01
Stock options and warrants granted expiration date	Jun. 17, 2016
Discount assumption	24.00%
Fair value assumption share price	$ 2.28
Subordinated Mezzanine Loan
Stock options and warrants vesting period	All are fully vested as of December 31, 2012
Stock warrants granted		420,549
Stock warrants granted exercise price		0.01
Stock options and warrants granted expiration date	Jun. 15, 2016
Discount assumption	50.00%
Risk free interest rate	0.36%
Weighted average expected terms	3.5 to 3.58 years
Expected volatility	45.94%
Fair value assumption share price	$ 1.50
Investor Relations Consulting
Stock options issued	125,000
Stock options exercise price	$ 2.25
Stock options and warrants vesting period	Vest in 4 equal installment of which 2 are fully vested and the remainder vests 90 to 180 days following publication of report
Stock options and warrants granted expiration date	Sep. 05, 2017
Employees Grants
Stock options issued	54,519
Stock options exercise price	$ 2.25
Stock options and warrants vesting period	Vest one third each year through September 2015
Stock options and warrants granted expiration date	Sep. 27, 2022
Risk free interest rate, minimum	0.72%
Risk free interest rate, maximum	1.18%
Weighted average expected terms	5.5-6.5 years
Expected volatility	43.84%
Valuation expenses recognized	$ 1,999
Consultants
Stock options issued	100,000
Stock options exercise price	$ 2.50
Stock options and warrants vesting period	Vest equally over a three year period
Stock options and warrants granted expiration date	Nov. 30, 2022
Warrants Assumed in Merger
Stock options and warrants granted expiration date	May 31, 2014
Stock options assumed in business combination	1,069,587
Stock options expired	17,230
All Other Options and Warrants
Risk free interest rate, minimum	0.36%
Risk free interest rate, maximum	1.78%
Weighted average expected terms	2.58 to 10 years
Expected volatility, minimum	43.84%
Expected volatility, maximum	48.97%
Valuation expenses recognized	858,398
Contractor Options
Stock options issued	225,000
Stock options exercise price, range	$2.25 and $2.50
Risk free interest rate, minimum	0.62%
Risk free interest rate, maximum	1.78%
Weighted average expected terms	5-10 years
Expected volatility, minimum	45.94%
Expected volatility, maximum	48.97%
Valuation expenses recognized	$ 199,014